Submission	Mar. 21, 2025
Submission [Line Items]
Central Index Key	0000827054
Registrant Name	MICROCHIP TECHNOLOGY INC
Registration File Number	333-285913
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES